THE WACHOVIA FUNDS
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 August 3, 1998



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: THE WACHOVIA FUNDS   (the "Trust")
         Wachovia Equity Fund
         Wachovia Quantitative Equity Fund
         Wachovia Growth and Income Fund
         Wachovia Equity Index Fund
         Wachovia Special Values Fund
         Wachovia Emerging Markets Fund
         Wachovia Balanced Fund
         Wachovia Fixed Income Fund
         Wachovia Intermediate Fixed Income Fund
         Wachovia Short-Term Fixed Income Fund
         Wachovia Money Market Fund
         Wachovia Tax-Free Money Market Fund
         Wachovia U.S. Treasury Money Market Fund
         Wachovia Prime Cash Management Fund
         1933 Act File No. 33-44590
         1940 Act File No. 811-6504


Dear Sir or Madam:


      Please be advised that the filing of the Semi-Annual Reports to Shareholders of the above-referenced Trust dated May 31, 1998, filed pursuant to
Section 30(b)(2) of the Investment Company Act of 1940 and Rule 30b2-1, which was made on July 31, 1998, was submitted with an incorrect CIK number and, therefore, should be disregarded. The Accession Number of the filing was 0000 867502-98-000012.

      The Registrant intends to re-file the Semi-Annual Reports to Shareholders pursuant to Section 30(b)(2) of the Investment Company Act of 1940 and Rule 30b2-1 thereunder on August 3, 1998.

                                                Very truly yours,



                                                /s/ Cathy C. Ryan
                                                Cathy C. Ryan
                                                Compliance Specialist

Enclosures